Accounts Receivables (Details) - Schedule of Prepayments and Other Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other current assets
Prepayment for equipment and related-services	$ 1,705	$ 3,237
Others	1,779	1,778
Total	$ 3,484	$ 5,015